Interest-bearing loans and borrowings	6 Months Ended
Jun. 30, 2023
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Interest-bearing loans and borrowings
17.	Interest-bearing loans and borrowings
This note provides information about the company’s interest-bearing loans and borrowings. For more information about the company’s exposure to interest rate and foreign exposure currency risk – refer to Note 19
Risks arising from financial instruments.

Million US dollar	30 June 2023	31 December 2022

Unsecured bond issues	76 160	76 798
Lease liabilities	2 034	1 963
Unsecured other loans	105	95
Secured bank loans	23	24
Non-current interest-bearing loans and borrowings	78 323	78 880

Unsecured bond issues	1 184	-
Lease liabilities	665	529
Secured bank loans	463	369
Unsecured bank loans	181	100
Unsecured other loans	31	30
Current interest-bearing loans and borrowings	2 524	1 029

Interest-bearing loans and borrowings	80 847	79 909
The current and
non-current
interest-bearing loans and borrowings amount to 80.8 billion US dollar as of 30 June 2023, compared to 79.9 billion US dollar as of 31 December 2022.
As of 30 June 2023, the company had no outstanding balance on commercial papers (31 December 2022: nil). The commercial papers include programs in US dollar and euro with a total authorized issuance up to 5.0 billion US dollar and 3.0 billion euro, respectively.
Net debt is defined as
non-current
and current interest-bearing loans and borrowings and bank overdrafts minus debt securities and cash and cash equivalents. Net debt is a financial performance indicator that is used by AB InBev’s management to highlight changes in the company’s overall liquidity position.
AB InBev’s net debt increased to 73.8 billion US dollar as of 30 June 2023, from 69.7 billion US dollar as of 31 December 2022. Aside from operating results that are net of capital expenditures, the net debt is impacted mainly by the payment of interests and taxes (3.8 billion US dollar), dividend payments (1.9 billion US dollar) and foreign exchange impact on net debt (0.4 billion US dollar increase of net debt).
The following table provides a reconciliation of AB InBev’s net debt as at the dates indicated:

Million US dollar	30 June 2023	31 December 2022

Non-current interest-bearing loans and borrowings	78 323	78 880
Current interest-bearing loans and borrowings	2 524	1 029
Interest-bearing loans and borrowings	80 847	79 909

Bank overdrafts	53	83
Cash and cash equivalents	(6 848)	(9 973)
Interest bearing loans granted and other deposits (included within Trade and other receivables)	(184)	(183)
Debt securities (included within Investment securities)	(114)	(123)
Net debt	73 755	69 713
Reconciliation of liabilities arising from financing activities
The table below details the changes in the company’s liabilities arising from financing activities, including both cash and non-cash
changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be classified in the company’s consolidated cash flow statement from financing activities.

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long- term debt

Balance at 1 January 2023	78 880	1 029
Proceeds from borrowings	7	174
Payments on borrowings	-	(26)
Capitalization / (payment) of lease liabilities	446	(323)
Amortized cost	30	-
Unrealized foreign exchange effects	569	40
Current portion of long-term debt	(1 627)	1 627
(Gain)/Loss on bond redemption and other movements	17	4
Balance at 30 June 2023	78 323	2 524

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long- term debt

Balance at 1 January 2022	87 369	1 408
Proceeds from borrowings	41	27
Payments on borrowings	(3 218)	(302)
Capitalization / (payment) of lease liabilities	356	(247)
Amortized cost	31	-
Unrealized foreign exchange effects	(2 259)	(13)
Current portion of long-term debt	(302)	302
(Gain)/Loss on bond redemption and other movements	99	10
Balance at 30 June 2022	82 117	1 185